Condensed Statements of Changes In Stockholders' Equity - USD ($)	Total	Common Stock	Additional Paid-in Capital	(Accumulated Deficit) / Retained Earnings	Loans to Parent	Accumulated Other Comprehensive Income (Loss)	Advantage Solutions Inc. Stockholder's Equity	Nonredeemable noncontrolling Interests	Predecessor Company	Predecessor Company Class A Common Stock	Predecessor Company Class B Common Stock	Predecessor Company Additional Paid-in Capital	Predecessor Company (Accumulated Deficit) / Retained Earnings
Balance at Dec. 31, 2016	$ 1,735,845,000		$ 1,668,003,000	$ 46,804,000	$ (218,000)	$ (12,482,000)	$ 1,702,107,000	$ 33,738,000
Balance (in shares) at Dec. 31, 2016		100
Comprehensive income
Net (loss) income	388,042,000			386,405,000			386,405,000	1,637,000
Foreign currency translation adjustments	14,415,000					7,793,000	7,793,000	6,622,000
Total comprehensive (loss) income	402,457,000						394,198,000	8,259,000
Issuance of equity in relation to the acquisition of Daymon	671,101,000		671,101,000				671,101,000
Issuance of equity in relation to the acquisition of Daymon (in shares)		25
Increase in noncontrolling interest	31,737,000							31,737,000
Redemption of noncontrolling interest	662,000		662,000				662,000
Loans to Karman Topco L.P.	(30,000)				(30,000)		(30,000)
Equity-based compensation	5,594,000		5,594,000				5,594,000
Balance at Dec. 31, 2017	2,847,366,000		2,345,360,000	433,209,000	(248,000)	(4,689,000)	2,773,632,000	73,734,000
Comprehensive income
Net income (loss)	386,405,000
Balance (in shares) at Dec. 31, 2017		125
Comprehensive income
Net (loss) income	(1,151,223,000)			(1,157,332,000)			(1,157,332,000)	6,109,000
Foreign currency translation adjustments	(12,345,000)					(8,961,000)	(8,961,000)	(3,384,000)
Total comprehensive (loss) income	(1,163,568,000)						(1,166,293,000)	2,725,000
Increase in noncontrolling interest	588,000							588,000
Redemption of noncontrolling interest	(1,393,000)		(1,196,000)				(1,196,000)	(197,000)
Loans to Karman Topco L.P.	(5,802,000)				(5,802,000)		(5,802,000)
Equity-based compensation	(7,877,000)		(7,877,000)				(7,877,000)
Balance at Dec. 31, 2018	1,669,314,000		2,336,287,000	(724,123,000)	(6,050,000)	(13,650,000)	1,592,464,000	76,850,000
Comprehensive income
Net income (loss)	(1,157,332,000)
Balance at Dec. 31, 2018	1,592,464,000
Balance (in shares) at Dec. 31, 2018		125
Comprehensive income
Net (loss) income	(34,558,000)			(35,207,000)			(35,207,000)	649,000
Foreign currency translation adjustments	(5,099,000)					(1,772,000)	(1,772,000)	(3,327,000)
Total comprehensive (loss) income	(39,657,000)						(36,979,000)	(2,678,000)
Increase in noncontrolling interest	9,632,000							9,632,000
Redemption of noncontrolling interest	(632,000)		(109,000)				(109,000)	(523,000)
Loans to Karman Topco L.P.	(113,000)				(113,000)		(113,000)
Equity-based compensation	773,000		773,000				773,000
Balance at Sep. 30, 2019	1,639,317,000		2,336,951,000	(759,330,000)	(6,163,000)	(15,422,000)	1,556,036,000	83,281,000
Comprehensive income
Net income (loss)	(35,207,000)
Balance at Sep. 30, 2019									$ 5,000,008	$ 182	$ 1,125	$ 3,837,479	$ 1,161,222
Balance (in shares) at Sep. 30, 2019		125								1,817,626	11,250,000
Balance at Dec. 31, 2018	1,592,464,000
Balance at Dec. 31, 2018	1,669,314,000		2,336,287,000	(724,123,000)	(6,050,000)	(13,650,000)	1,592,464,000	76,850,000
Balance (in shares) at Dec. 31, 2018		125
Comprehensive income
Net (loss) income	(19,756,000)			(21,172,000)			(21,172,000)	1,416,000
Foreign currency translation adjustments	7,012,000					5,497,000	5,497,000	1,515,000
Total comprehensive (loss) income	(12,744,000)						(15,675,000)	2,931,000
Increase in noncontrolling interest	12,749,000							12,749,000
Redemption of noncontrolling interest	(632,000)		(109,000)				(109,000)	(523,000)
Loans to Karman Topco L.P.	(194,000)				(194,000)		(194,000)
Equity-based compensation	1,313,000		1,313,000				1,313,000
Balance at Dec. 31, 2019	1,669,806,000		2,337,491,000	(745,295,000)	(6,244,000)	(8,153,000)	1,577,799,000	92,007,000
Comprehensive income
Net income (loss)	(21,172,000)
Balance at Dec. 31, 2019	1,577,799,000								5,000,007	$ 169	$ 1,125	2,529,572	2,469,141
Balance (in shares) at Dec. 31, 2019		125								1,686,834	11,250,000
Balance at May. 01, 2019									0
Balance (in shares) at May. 01, 2019										0
Issuance of Class B common stock to Sponsor									25,000		$ 1,150	23,850
Comprehensive income
Issuance of Class B common stock to Sponsor (in Shares)											11,500,000
Balance at Jun. 30, 2019	1,619,935,000		2,336,388,000	(781,919,000)	(6,125,000)	(11,846,000)	1,536,498,000	83,437,000
Comprehensive income
Net income (loss)									(2,000)				(2,000)
Balance at Jun. 30, 2019									23,000		$ 1,150	23,850	(2,000)
Balance (in shares) at Jun. 30, 2019		125									11,500,000
Balance at May. 01, 2019									0
Balance (in shares) at May. 01, 2019										0
Balance at Sep. 30, 2019	1,639,317,000		2,336,951,000	(759,330,000)	(6,163,000)	(15,422,000)	1,556,036,000	83,281,000
Comprehensive income
Net income (loss)									1,161,222
Balance at Sep. 30, 2019									5,000,008	$ 182	$ 1,125	3,837,479	$ 1,161,222
Balance (in shares) at Sep. 30, 2019		125								1,817,626	11,250,000
Balance at May. 01, 2019									0
Balance (in shares) at May. 01, 2019										0
Issuance of Class B common stock to Sponsor									25,000		$ 1,150	23,850
Comprehensive income
Issuance of Class B common stock to Sponsor (in Shares)											11,500,000
Sale of Units in Initial Public Offering									450,000,000	$ 4,500		449,995,500
Sale of Units in Initial Public Offering (in Shares)										45,000,000
Sale of 7,333,333 Private Placement Warrants to Sponsor									$ 11,000,000			$ 11,000,000
Balance at Dec. 31, 2019	1,669,806,000		2,337,491,000	(745,295,000)	(6,244,000)	(8,153,000)	1,577,799,000	92,007,000
Comprehensive income
Sale of 7,333,333 Private Placement Warrants to Sponsor (in Shares)									0	0	0	0	0
Underwriting discounts and offering costs									$ (25,362,474)			$ (25,362,474)
Forfeiture of Class B common stock											$ (25)	25
Forfeiture of Class B common stock (in Shares)											250,000
Common stock subject to possible redemption									(433,131,660)	$ (4,331)		(433,127,329)
Common stock subject to possible redemption (in Shares)										(43,313,166)
Net income (loss)									2,469,141				$ 2,469,141
Balance at Dec. 31, 2019	1,577,799,000								5,000,007	$ 169	$ 1,125	2,529,572	2,469,141
Balance (in shares) at Dec. 31, 2019		125								1,686,834	11,250,000
Balance at Jun. 30, 2019									23,000		$ 1,150	23,850	$ (2,000)
Balance at Jun. 30, 2019	1,619,935,000		2,336,388,000	(781,919,000)	(6,125,000)	(11,846,000)	1,536,498,000	83,437,000
Sale of Units in Initial Public Offering (in Shares)										45,000,000
Balance (in shares) at Jun. 30, 2019		125									11,500,000
Comprehensive income
Net (loss) income	22,731,000			22,589,000			22,589,000	142,000
Foreign currency translation adjustments	(6,377,000)					(3,576,000)	(3,576,000)	(2,801,000)
Total comprehensive (loss) income	16,354,000						19,013,000	(2,659,000)
Increase in noncontrolling interest	2,503,000							2,503,000
Loans to Karman Topco L.P.	(38,000)				(38,000)		(38,000)
Equity-based compensation	563,000		563,000				563,000
Sale of 7,333,333 Private Placement Warrants to Sponsor									$ 11,000,000			$ 11,000,000
Balance at Sep. 30, 2019	1,639,317,000		2,336,951,000	(759,330,000)	(6,163,000)	(15,422,000)	1,556,036,000	83,281,000
Comprehensive income
Sale of 7,333,333 Private Placement Warrants to Sponsor (in Shares)									0	0	0	0	0
Offering costs									$ (25,362,474)			$ (25,362,474)
Forfeiture of Class B common stock											$ 25	(25)
Forfeiture of Class B common stock (in Shares)											250,000
Shares subject to possible redemption									(431,823,740)	$ (4,318)		(431,819,422)
Shares subject to possible redemption (in Shares)										(43,182,374)
Net income (loss)	22,589,000								1,163,222				$ 1,163,222
Balance at Sep. 30, 2019									5,000,008	$ 182	$ 1,125	3,837,479	1,161,222
Balance (in shares) at Sep. 30, 2019		125								1,817,626	11,250,000
Sale of Units in Initial Public Offering									450,000,000	$ 4,500		449,995,500
Balance at Dec. 31, 2019	1,577,799,000								5,000,007	$ 169	$ 1,125	2,529,572	2,469,141
Balance at Dec. 31, 2019	1,669,806,000		2,337,491,000	(745,295,000)	(6,244,000)	(8,153,000)	1,577,799,000	92,007,000
Balance (in shares) at Dec. 31, 2019		125								1,686,834	11,250,000
Comprehensive income
Common stock subject to possible redemption									(901,390)	$ (9)		(901,381)
Common stock subject to possible redemption (in Shares)										(90,139)
Net income (loss)									901,393				901,393
Balance at Mar. 31, 2020									5,000,010	$ 160	$ 1,125	1,628,191	3,370,534
Balance (in shares) at Mar. 31, 2020										1,596,695	11,250,000
Balance at Dec. 31, 2019	1,577,799,000								5,000,007	$ 169	$ 1,125	2,529,572	2,469,141
Balance at Dec. 31, 2019	1,669,806,000		2,337,491,000	(745,295,000)	(6,244,000)	(8,153,000)	1,577,799,000	92,007,000
Balance (in shares) at Dec. 31, 2019		125								1,686,834	11,250,000
Comprehensive income
Net (loss) income	(22,832,000)			(23,163,000)			(23,163,000)	331,000
Foreign currency translation adjustments	(828,000)					(347,000)	(347,000)	(481,000)
Total comprehensive (loss) income	(23,660,000)						(23,510,000)	(150,000)
Loans to Karman Topco L.P.	(76,000)				(76,000)		(76,000)
Equity-based compensation	1,650,000		1,650,000				1,650,000
Balance at Sep. 30, 2020	1,647,720,000		2,339,141,000	(768,458,000)	(6,320,000)	(8,500,000)	1,555,863,000	91,857,000
Comprehensive income
Net income (loss)	(23,163,000)								(4,061,354)
Balance at Sep. 30, 2020	1,555,863,000								5,000,003	$ 209	$ 1,125	6,590,882	(1,592,213)
Balance (in shares) at Sep. 30, 2020		125								2,092,969	11,250,000
Balance at Mar. 31, 2020									5,000,010	$ 160	$ 1,125	1,628,191	3,370,534
Balance (in shares) at Mar. 31, 2020										1,596,695	11,250,000
Balance at Jun. 30, 2020	1,601,465,000		2,339,141,000	(804,407,000)	(6,282,000)	(14,470,000)	1,513,982,000	87,483,000
Comprehensive income
Common stock subject to possible redemption									(17,630)	$ (1)		(17,629)
Common stock subject to possible redemption (in Shares)										(1,763)
Net income (loss)									17,629				17,629
Balance at Jun. 30, 2020									5,000,009	$ 159	$ 1,125	1,610,562	3,388,163
Balance (in shares) at Jun. 30, 2020		125								1,594,932	11,250,000
Common stock subject to possible redemption									4,980,370	$ 50		4,980,320
Common stock subject to possible redemption (in Shares)										498,037
Comprehensive income
Net (loss) income	36,705,000			35,949,000			35,949,000	756,000
Foreign currency translation adjustments	9,588,000					5,970,000	5,970,000	3,618,000
Total comprehensive (loss) income	46,293,000						41,919,000	4,374,000
Loans to Karman Topco L.P.	(38,000)				(38,000)		(38,000)
Balance at Sep. 30, 2020	1,647,720,000		$ 2,339,141,000	$ (768,458,000)	$ (6,320,000)	$ (8,500,000)	$ 1,555,863,000	$ 91,857,000
Comprehensive income
Net income (loss)	35,949,000								(4,980,376)				(4,980,376)
Balance at Sep. 30, 2020	$ 1,555,863,000								$ 5,000,003	$ 209	$ 1,125	$ 6,590,882	$ (1,592,213)
Balance (in shares) at Sep. 30, 2020		125								2,092,969	11,250,000